EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common shares held in a trust in connection with the RSU plan (note 17(C)), PSU plan (note 17(D)) and LTIP	548,755	566,910
Total	244,290,090
Ifrs Employee Stock Option [Member]
Employee stock options	4,122,300
Common Shares Outstanding
Common shares outstanding	239,619,035	234,458,597	232,250,441